Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 – Commitments and Contingencies

Operating Leases

The Company has several non-cancelable operating leases for facilities that expire over the next three years. As mentioned in Note 2, the Company adopted ASC 842 effective January 1, 2022. Accordingly, the consolidated balance sheet as of December 31, 2022 includes a right-of-use asset. Rental expense for operating leases was $856,319 and $1,207,969 for the years ended December 31, 2022 and 2021, respectively.

The first operating lease is for a 13,600 square foot facility located in Cranbury, New Jersey. The monthly payments as follows:

October 1, 2022 to September 30, 2023	$11,265
October 1, 2023 to September 30, 2024	$11,605
October 1, 2024 to September 30, 2025	$11,957

The Company also has executed an agreement for 6,800 square feet of expansion space with the following monthly payments:

October 1, 2022 to September 30, 2023	$7,367
October 1, 2023 to September 30, 2024	$7,588
October 1, 2024 to September 30, 2025	$7,814

The Company recorded the present value of the lease payments using a 7.0% discount rate and a weighted average term of 2 years. The present value of the payments is recorded as a right-of use asset which is amortized over the lease term. The above leases also provide for a 2- year renewal at the Company’s option. The Company has 30 days prior to termination of the above leases to exercise the renewal option. Future minimum lease payments under non-cancelable operating leases as of December 31, 2022 are as follows:

Year ending December 31,
2023	$753,871
2024	276,358
2025	177,939
Total future minimum lease payments	$1,208,168
Less portion representing interest	(133,114)
Present value of lease obligations	1,075,054
Less current portion of lease obligations	(688,188)
Long term portion of lease obligations	$386,866